CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income	¥ 269,771	$ 39,236	¥ 209,130		¥ 85,424
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for allowance for doubtful accounts	159	23	1,485		510
Inventory write-down	38,725	5,632	42,313		38,759
Share-based compensation	75,862	11,034	58,231		34,185
Depreciation and amortization	72,175	10,497	50,615		35,880
Deferred income tax	(22,944)	(3,337)	(3,391)		1,483
Loss on disposal of property and equipment	2,063	300	1,056		906
Gain on disposal of investment	0	0	(5,464)		0
Share of loss in equity method investment	996	145	1,265		0
Impairment loss of investments	9,021	1,312	6,227		0
Exchange (gain) loss	4,949	721	(391)		(320)
Changes in operating assets and liabilities:
Accounts receivable	(462,121)	(67,212)	(457,012)		(260,545)
Inventories	(307,045)	(44,657)	(106,807)		(16,483)
Advances to suppliers	(77,195)	(11,228)	(13,154)		(40,589)
Prepayments and other current assets	(80,644)	(11,728)	(77,235)		(1,879)
Amounts due from related parties	56,525	8,221	(50,023)		(1,207)
Other non-current assets	(11,978)	(1,742)	(3,064)		(1,062)
Accounts payable	302,808	44,043	54,547		65,352
Notes payable	(21,230)	(3,088)	(67,140)		84,052
Income tax payables	32,344	4,704	14,609		8,018
Amounts due to related party	13,994	2,035	0		0
Accrued expenses and other current liabilities	5,263	763	175,129		(19,043)
Net cash provided by (used in) operating activities	(98,502)	(14,326)	(169,074)		13,441
Cash flows from investing activities:
Purchases of property and equipment	(123,014)	(17,891)	(267,028)		(76,114)
Purchases of short-term investment	0	0	(272,614)		0
Disposal of short-term investment	256,079	37,245	0		10,000
Additions of intangible assets	(85,724)	(12,468)	(36,383)		(16,077)
Purchases of land use right	0	0	(45,810)		0
Investment in equity investees	(17,385)	(2,529)	0		(6,750)
Cash paid for business combination, net of cash received	0	0	(17,031)		0
Cash disposed upon deconsolidation of a subsidiary	0	0	0		(26,240)
Cash received for disposal of equity investees	7,608	1,106	1,143		0
Loan to an equity investee without readily determinable fair value	0	0	(1,440)		(1,560)
Net cash provided by (used in) investing activities	37,564	5,463	(639,163)		(116,741)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon public offering	0	0	0		253,678
Payment for public offering costs	0	0	(8,562)		(15,644)
Proceeds from short-term borrowings	780,123	113,465	329,392		0
Repayment of borrowings	(515,923)	(75,038)	(157,392)		0
Proceeds from long-term borrowings	63,306	9,207	0		0
Capital contribution from NCI	0	0	0		14,063
Proceeds from exercises of stock options	3,719	541	4,267		3,943
Payment for ordinary shares repurchase	0	0	0		(45,321)
Net cash provided by financing activities	331,225	48,175	167,705		210,719
Net increase (decrease) in cash, cash equivalents and restricted cash	270,287	39,312	(640,532)		107,419
Cash, cash equivalents and restricted cash, beginning of year	293,657	42,711	968,151		835,401
Effect of exchange rate changes on cash, cash equivalents and restricted cash	18,911	2,749	(33,962)		25,331
Cash, cash equivalents and restricted cash, end of year	582,855	84,772	293,657		968,151
Cash and cash equivalents	457,340	66,517	244,809	[1]	917,319
Restricted cash	125,515	18,255	48,848		50,832
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	582,855	84,772	293,657		968,151
Supplemental disclosure of cash flow information:
Cash paid for interest	12,992	1,890	3,054		0
Cash paid for income tax	55,553	8,080	43,034		7,330
Supplemental disclosures of non-cash investing and financing activities:
Unpaid public offering costs	0	0	0		8,562
Receivable from disposal of equity investees	0	0	7,608		0
Purchases of property and equipment included in payables	¥ 2,534	$ 369	0		¥ 0
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Fair value of assets acquired			38,905
Cash paid for the business combination			(17,850)
Liabilities assumed			¥ 21,055

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.